Market Risk (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Market Risk Exposure [Abstract]
Summary of NII and EVE Sensitivity of Interest Rate Risk	The table below shows how our net interest income would be affected by a parallel shift (both up and down) applied instantaneously to the yield curve at 30 June
2025 and 31 December 2024. Sensitivity to parallel shifts represents the amount of risk in a way that we think is both simple and scalable.

	30 June 2025		31 December 2024
	+100bps	-100bps	+100bps	-100bps
	£m	£m	£m	£m
NII sensitivity[1]	127	(142)	166	(200)
EVE sensitivity	(517)	473	(502)	429
1.Based on modelling assumptions of repricing behaviour.